GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of goodwill
(in thousands)

Balance as of December 31, 2022	$3,585
Balance as of June 30, 2023	$3,585

(in thousands)
Balance at December 31, 2020	$6,171
Acquisitions	48,132
Impairment Losses	(6,171)
Balance at December 31, 2021	48,132
Impairment Losses	(44,547)
Balance at December 31, 2022	$3,585